Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

23.Related party transactions

Key management personnel comprise the Company’s directors and executive officers. In addition to their salaries, key management personnel also participate in the Company’s Legacy Plan and Omnibus Equity Incentive Plan share option program and DSU Plan (note 11).  Key management personnel compensation for the year ended December 31, 2022, 2021 and 2020 as follows:

	2022	2021	2020
Salaries and short-term employee benefits (i)	$1,258,191	$1,821,211	$1,141,349
Stock-based compensation (ii)	663,145	7,600,415	169,969
	$1,928,836	$9,421,626	$1,311,318
(i)	Short-term employee benefits include bonuses and car allowances.
(ii)	2022 included reversal of stock-based compensation expense for forfeitures of options for cash-settled options.